CONTINGENT LIABILITY (Details Narrative) - USD ($)		12 Months Ended
	Oct. 22, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Contingent Liability
Professional fees expense	$ 457,477.91	$ 1,030,000	$ 1,570,000	$ 2,527,000